Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2021	2020
	$m	$m
Prepayments and accrued income	8,233	8,114
Settlement accounts	17,713	17,316
Cash collateral and margin receivables	42,171	59,543
Assets held for sale[1]	3,411	299
Bullion	15,283	20,151
Endorsements and acceptances	11,229	10,278
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,668	3,448
Employee benefit assets (Note 5)	10,269	10,450
Right-of-use assets	2,985	4,002
Owned property, plant and equipment	10,255	10,412
Other accounts	14,765	12,399
At 31 Dec	139,982	156,412
1 ‘Assets held for sale’ includes $2.6bn of loans and advances to customers that were classified as assets held for sale, reflecting our exit of mass market retail banking in the US.